FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative financial instruments (Note 12)	$ 697	$ 313
Prepaid Forward	0	16,298
Liabilities
Derivative financial instruments (Note 12)	3	2,456
Recurring basis
Assets
Prepaid Forward	181	0
Derivative financial instruments (Note 12)	697	313
Prepaid expenses and other current assets	878	313
Prepaid Forward	0	16,298
Total assets	878	16,611
Liabilities
Derivative financial instruments (Note 12)	3	2,456
Total liabilities	3	2,456
Recurring basis | Level 2
Assets
Prepaid Forward	181	0
Derivative financial instruments (Note 12)	697	313
Prepaid expenses and other current assets	878	313
Prepaid Forward	0	16,298
Total assets	878	16,611
Liabilities
Derivative financial instruments (Note 12)	3	2,456
Total liabilities	$ 3	$ 2,456